Filed with the Securities and Exchange Commission on September 29, 2016

1933 Act Registration File No.   333-205411
1940 Act File No. 811- 23063

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	6	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	9	[	X	]

(Check Appropriate Box or Boxes)

HORIZON FUNDS
(Exact Name of Registrant as Specified in Charter)
13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
 (Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code:  (704) 544-2399
Matthew S. Chambers
Horizon Funds
13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
(Name and Address of Agent for Service)
Copy to:
Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on October 7, 2016 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 4  (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on July 8, 2016 and pursuant to Rule 485(a)(2) would have become effective on September 21, 2016.

Post-Effective Amendment No. 5 was filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, on September 20, 2016 for the sole purpose of designating September 30, 2016 as the date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 6 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 7, 2016 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 6 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, and State of North Carolina on September 29, 2016.

Horizon Funds

By: /s/ Robert J. Cannon
Robert J. Cannon
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Robert J. Cannon	President and Trustee	September 29, 2016
Robert J. Cannon

John W. Davidson*	Trustee	September 29, 2016
John W. Davidson

Todd W. Gaylord*	Trustee	September 29, 2016
Todd W. Gaylord

Thomas W. Okel*	Trustee	September 29, 2016
Thomas W. Okel

/s/ Benjamin Johnson	Treasurer	September 29, 2016
Benjamin Johnson

* By:    Matthew Chambers
Matthew Chambers
As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated herein by reference.